 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors' Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

I Class Shares - AEMZX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about I Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, I Class Shares	$128	1.12%

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2024, the Acadian Emerging Markets Portfolio I Class returned 29.2% (on a NAV basis), versus 26.0% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were Taiwan, China, and Hungary. The portfolio was generally underweighted relative to the benchmark in South Korea, India, and South Africa. At the sector level, the portfolio was focused on Energy, Information Technology, and Communication Services, while Consumer Staples, Financials, and Materials were the greatest underweights.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Acadian Emerging Markets Portfolio, I Class Shares - $1715571	MSCI Emerging Markets Index (Gross) (USD) - $1548166
Oct/16	$1000000	$1000000
Oct/17	$1280132	$1269080
Oct/18	$1092890	$1114412
Oct/19	$1178827	$1251404
Oct/20	$1216571	$1359275
Oct/21	$1503785	$1594903
Oct/22	$1063753	$1104824
Oct/23	$1328354	$1229223
Oct/24	$1715571	$1548166

Since its inception on October 31, 2016. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-AAM-6161 (1-866-226-6161) or visit https://www.acadian-asset.com/emfund for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Acadian Emerging Markets Portfolio, I Class Shares	29.15%	7.79%	6.97%
MSCI Emerging Markets Index (Gross) (USD)	25.95%	4.35%	5.61%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$961,602,849	659	$6,299,239	60%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.1%
Short-Term Investment	0.9%
Indonesia	1.5%
Malaysia	1.7%
South Africa	1.9%
Thailand	2.2%
United Arab Emirates	2.6%
Saudi Arabia	3.3%
Brazil	5.2%
South Korea	8.8%
Hong Kong	10.8%
India	17.1%
China	17.8%
Taiwan	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	9.7%
Tencent Holdings	4.4%
China Construction Bank, Cl H	2.9%
Alibaba Group Holding	2.7%
Meituan, Cl B	2.0%
HCL Technologies	1.9%
MediaTek	1.7%
Hon Hai Precision Industry	1.6%
OTP Bank Nyrt	1.2%
Kuaishou Technology, Cl B	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio / I Class Shares - AEMZX

Annual Shareholder Report - October 31, 2024

ACA-AR-TSR-2024-1

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Investor Class Shares - AEMGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Investor Class Shares	$153	1.34%

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2024, the Acadian Emerging Markets Portfolio Investor Class returned 28.9% (on a NAV basis), versus 26.0% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were Taiwan, China, and Hungary. The portfolio was generally underweighted relative to the benchmark in South Korea, India, and South Africa. At the sector level, the portfolio was focused on Energy, Information Technology, and Communication Services, while Consumer Staples, Financials, and Materials were the greatest underweights.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Acadian Emerging Markets Portfolio, Investor Class Shares - $15618	MSCI Emerging Markets Index (Gross) (USD) - $14564
Oct/14	$10000	$10000
Oct/15	$8449	$8578
Oct/16	$9246	$9407
Oct/17	$11821	$11938
Oct/18	$10065	$10483
Oct/19	$10842	$11772
Oct/20	$11172	$12787
Oct/21	$13781	$15003
Oct/22	$9725	$10393
Oct/23	$12120	$11563
Oct/24	$15618	$14564

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-AAM-6161 (1-866-226-6161) or visit https://www.acadian-asset.com/emfund for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Acadian Emerging Markets Portfolio, Investor Class Shares	28.86%	7.57%	4.56%
MSCI Emerging Markets Index (Gross) (USD)	25.95%	4.35%	3.83%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$961,602,849	659	$6,299,239	60%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.1%
Short-Term Investment	0.9%
Indonesia	1.5%
Malaysia	1.7%
South Africa	1.9%
Thailand	2.2%
United Arab Emirates	2.6%
Saudi Arabia	3.3%
Brazil	5.2%
South Korea	8.8%
Hong Kong	10.8%
India	17.1%
China	17.8%
Taiwan	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	9.7%
Tencent Holdings	4.4%
China Construction Bank, Cl H	2.9%
Alibaba Group Holding	2.7%
Meituan, Cl B	2.0%
HCL Technologies	1.9%
MediaTek	1.7%
Hon Hai Precision Industry	1.6%
OTP Bank Nyrt	1.2%
Kuaishou Technology, Cl B	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio / Investor Class Shares - AEMGX

Annual Shareholder Report - October 31, 2024

ACA-AR-TSR-2024-3

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Y Class Shares - AEMVX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about Y Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Y Class Shares	$140	1.22%

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2024, the Acadian Emerging Markets Portfolio Y Class returned 29.1% (on a NAV basis), versus 26.0% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were Taiwan, China, and Hungary. The portfolio was generally underweighted relative to the benchmark in South Korea, India, and South Africa. At the sector level, the portfolio was focused on Energy, Information Technology, and Communication Services, while Consumer Staples, Financials, and Materials were the greatest underweights.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	Acadian Emerging Markets Portfolio, Y Class Shares - $170797	MSCI Emerging Markets Index (Gross) (USD) - $154817
Oct/16	$100000	$100000
Oct/17	$128013	$126908
Oct/18	$109053	$111441
Oct/19	$117659	$125140
Oct/20	$121370	$135928
Oct/21	$150019	$159490
Oct/22	$106046	$110482
Oct/23	$132349	$122922
Oct/24	$170797	$154817

Since its inception on October 31, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-AAM-6161 (1-866-226-6161) or visit https://www.acadian-asset.com/emfund for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Acadian Emerging Markets Portfolio, Y Class Shares	29.05%	7.74%	6.92%
MSCI Emerging Markets Index (Gross) (USD)	25.95%	4.35%	5.61%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$961,602,849	659	$6,299,239	60%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.1%
Short-Term Investment	0.9%
Indonesia	1.5%
Malaysia	1.7%
South Africa	1.9%
Thailand	2.2%
United Arab Emirates	2.6%
Saudi Arabia	3.3%
Brazil	5.2%
South Korea	8.8%
Hong Kong	10.8%
India	17.1%
China	17.8%
Taiwan	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	9.7%
Tencent Holdings	4.4%
China Construction Bank, Cl H	2.9%
Alibaba Group Holding	2.7%
Meituan, Cl B	2.0%
HCL Technologies	1.9%
MediaTek	1.7%
Hon Hai Precision Industry	1.6%
OTP Bank Nyrt	1.2%
Kuaishou Technology, Cl B	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio / Y Class Shares - AEMVX

Annual Shareholder Report - October 31, 2024

ACA-AR-TSR-2024-2

(b)       Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the "Trust") has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant's audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be "independent", as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$91,274	None	None	$72,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	$115,395(2)
(d)	All Other Fees	None	None	None	None	None	$47,411(3)

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$539,063	None	None	$550,800	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. ("Cohen") related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$43,700	None	None	$61,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee's responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor's methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $162,806 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either the Registrant's investment adviser or to any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant's Board of Trustees. Included in the Audit Committee's pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)       Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the "PCAOB") has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a "foreign issuer," as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio

Annual Financials and Other Information
October 31, 2024

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	40
Notice to Shareholders (Unaudited)	42
Approval of Investment Advisory Agreement (N-CSR Item 11) (Unaudited)	43

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%
	Shares	Value
Brazil — 3.3%
B3 - Brasil Bolsa Balcao	1,027,800	$1,889,933
Banco do Brasil	655,000	2,975,367
Banco Santander Brasil	628,768	2,975,850
BRF *	395,700	1,798,170
Camil Alimentos	29,600	40,399
Cia de Saneamento de Minas Gerais	45,800	182,221
Cia De Sanena Do Parana	11,751	55,209
IRB Brasil Resseguros S *	11,100	83,141
JBS	482,583	3,020,266
Nova Embrapar Participacoes * (A)	854	—
NU Holdings, Cl A *	412,373	6,222,709
Pagseguro Digital, Cl A *	136,002	1,093,456
Seara Alimentos * (A)	911	—
Telefonica Brasil	65,000	592,330
TIM	831,100	2,382,212
TOTVS	45,400	234,347
Ultrapar Participacoes	559,100	2,013,607
Valid Solucoes	15,900	65,405
Vibra Energia	1,122,300	4,337,072
VTEX, Cl A *	4,682	31,650
WEG	110,500	1,039,456
XP, Cl A	64,557	1,127,165
		32,159,965
Chile — 0.1%
Banco de Chile	4,439,313	517,155
Falabella *	39,562	142,007
		659,162
China — 17.8%
Agricultural Bank of China, Cl H	19,772,000	9,714,906
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	647,600	859,453
Autel Intelligent Technology, Cl A	265,375	1,138,551
Autohome ADR	148,098	4,161,554
Bank of Communications, Cl H	1,303,236	987,052
Baoxiniao Holding, Cl A	1,694,566	971,997
Beijing Aosaikang Pharmaceutical, Cl A *	28,200	52,569
Beijing SDL Technology, Cl A	373,900	340,425
Beijing Winsunny Pharmaceutical, Cl A	189,900	419,356
Beijing WKW Automotive Parts, Cl A	295,600	139,565
Bosideng International Holdings	1,608,000	901,679
Central China Land Media, Cl A	94,200	143,030
Chengdu Hongqi Chain, Cl A	1,505,764	1,059,166

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
China — (continued)
Chengdu Kanghong Pharmaceutical Group, Cl A	847,875	$2,278,964
China Construction Bank, Cl H	35,760,715	27,758,776
China Merchants Bank, Cl H	904,000	4,423,750
China Petroleum Engineering, Cl A	2,478,700	1,245,219
China World Trade Center, Cl A	221,900	715,600
Chinese Universe Publishing and Media Group, Cl A	1,790,399	3,215,971
Chongqing Baiya Sanitary Products, Cl A	73,000	266,260
Chongqing Rural Commercial Bank, Cl H	1,875,018	1,016,887
Cisen Pharmaceutical, Cl A	313,376	615,541
Dashang, Cl A	24,100	61,513
DingDong Cayman ADR *	10,058	40,232
Edan Instruments, Cl A	594,000	868,373
Focus Technology, Cl A	328,600	1,379,809
Fujian Star-net Communication, Cl A	79,600	195,754
G-bits Network Technology Xiamen, Cl A	91,489	2,621,253
Guangdong Chj Industry, Cl A	563,300	390,266
Guangdong Goworld, Cl A	109,300	153,603
Guangdong Vanward New Electric, Cl A	808,100	1,066,992
Guodian Nanjing Automation, Cl A	665,100	699,961
Hangzhou Alltest Biotech, Cl A	3,030	30,327
Hangzhou Haoyue Personal Care, Cl A	126,196	693,313
Hengdian Group Tospo Lighting, Cl A	133,300	208,096
Hicon Network Technology Shandong, Cl A	14,400	52,752
Hitevision, Cl A	77,200	260,577
Industrial & Commercial Bank of China, Cl H	12,843,000	7,703,958
Jangho Group, Cl A	511,600	410,954
Jiang Su Suyan Jingshen, Cl A	205,500	325,785
Joincare Pharmaceutical Group Industry, Cl A	348,800	553,607
Joyoung, Cl A	121,100	171,623
JOYY ADR	32,859	1,118,849
Kunlun Energy	3,798,000	3,601,879
Loncin Motor, Cl A	3,266,331	3,749,685
Lonking Holdings	53,354	10,271
MLS, Cl A	454,500	548,382
Nanjing Kangni Mechanical & Electrical, Cl A	347,200	295,773
Neusoft, Cl A	307,700	481,348
New China Life Insurance, Cl H	801,200	2,703,856
Ningbo Yunsheng, Cl A	637,400	624,556
Opple Lighting, Cl A	298,600	730,622
PDD Holdings ADR *	35,289	4,255,500
Qifu Technology ADR	23,786	780,419
Qingdao Citymedia, Cl A	325,600	326,462
Qudian ADR *	86,752	203,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
China — (continued)
Runner Xiamen, Cl A	197,300	$367,986
Shandong Jincheng Pharmaceutical Group, Cl A	215,100	404,361
Shandong New Beiyang Information Technology, Cl A	894,055	883,610
Shanghai Action Education Technology, Cl A	10,700	53,693
Shenyang Jinbei Automotive, Cl A *	533,900	441,828
Shenzhen Fuanna Bedding and Furnishing, Cl A	298,800	353,074
Shenzhen Laibao Hi-tech, Cl A	840,200	1,350,649
Shenzhen Sinovatio Technology, Cl A	39,220	181,151
Shenzhen Topband, Cl A	184,300	300,604
Sinotruk Hong Kong	2,265,148	6,113,816
Sumec, Cl A	271,300	344,069
TCL Electronics Holdings	721,000	511,721
Tencent Holdings	806,900	42,073,485
Trip.com Group ADR *	3,161	203,568
Unilumin Group, Cl A	276,300	277,386
Universal Scientific Industrial Shanghai, Cl A	591,000	1,233,419
V V Food & Beverage, Cl A	373,400	152,134
Vatti, Cl A	467,000	516,835
Vipshop Holdings ADR	305,745	4,414,958
Weaver Network Technology, Cl A	87,168	514,182
Weibo ADR	16,758	151,660
Xiamen Comfort Science & Technology Group, Cl A	669,700	583,452
Xiamen Jihong Technology, Cl A	344,400	609,470
Xiangpiaopiao Food, Cl A	54,600	105,442
Xiangyu Medical, Cl A	28,067	112,701
Yapp Automotive Parts, Cl A	83,700	174,030
Zhejiang Hangmin, Cl A	592,200	612,931
Zhejiang Meida Industrial, Cl A	173,900	175,250
Zhejiang Publishing & Media, Cl A	462,900	502,672
Zhejiang Qianjiang Motorcycle, Cl A	710,000	1,738,379
Zhejiang Semir Garment, Cl A	5,056,096	4,304,136
Zhejiang Taotao Vehicles, Cl A	113,500	1,040,225
Zhejiang Yasha Decoration, Cl A	645,100	359,163
Zhiou Home Furnishing Technology, Cl A	38,000	101,119
		171,008,780
Czechia — 0.0%
Komercni banka as	14,601	504,527

Greece — 0.2%
Fourlis Holdings	25,163	100,906
Hellenic Telecommunications Organization	102,942	1,701,021
		1,801,927

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
Hong Kong — 10.8%
AAC Technologies Holdings	41,000	$165,599
Alibaba Group Holding	2,123,268	25,972,483
Asia Cement China Holdings	995,642	304,811
Baidu, Cl A *	215,050	2,453,899
Bilibili, Cl Z *	104,380	2,306,177
Brilliance China Automotive Holdings	1,380,000	445,454
Cabbeen Fashion	101,513	17,555
China BlueChemical	994,491	258,406
China Coal Energy, Cl H	262,645	327,644
China Foods	421,556	135,432
China Harmony Auto Holding	895,780	56,461
China Minsheng Banking, Cl H	1,628,500	604,855
China Pacific Insurance Group, Cl H	1,120,631	3,891,787
China Reinsurance Group, Cl H	2,099,000	250,032
China Taiping Insurance Holdings	1,126,000	1,939,479
Chongqing Machinery & Electric, Cl H	466,000	38,420
CITIC Resources Holdings	690,000	37,228
Consun Pharmaceutical Group	118,000	125,754
COSCO SHIPPING Ports	107	61
Dawnrays Pharmaceutical Holdings	79,485	12,780
Edvantage Group Holdings	102,310	31,073
FriendTimes *	232,219	20,200
Grand Baoxin Auto Group *	338,601	7,579
Hisense Home Appliances Group, Cl H	373,000	1,181,772
Inkeverse Group	1,150,000	147,836
JD.com, Cl A	559,400	11,344,200
JNBY Design	471,314	901,974
Kingsoft	297,400	1,024,914
Kuaishou Technology, Cl B *	1,973,300	11,628,673
Launch Tech, Cl H	46,542	33,305
Lenovo Group	5,602,000	7,387,005
Maoye International Holdings	286,000	5,702
Meituan, Cl B *	818,300	19,336,734
NetDragon Websoft Holdings	247,000	321,784
NetEase	157,200	2,529,159
Pou Sheng International Holdings	1,429,841	106,230
Renrui Human Resources Technology Holdings	1,804	956
Sinopec Engineering Group, Cl H	1,555,500	1,080,088
Skyworth Group	4,968,434	1,976,343
Uni-President China Holdings	116,000	108,570
Wasion Holdings	188,000	142,240
XD *	247,600	664,752
Xiaomi, Cl B *	1,405,000	4,819,004

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
Hong Kong — (continued)
Zoomlion Heavy Industry Science and Technology	100	$68
		104,144,478
Hungary — 1.5%
Magyar Telekom Telecommunications	14,457	44,263
MOL Hungarian Oil & Gas	227,717	1,580,251
OTP Bank Nyrt	241,161	12,006,444
Richter Gedeon Nyrt	13,313	384,781
		14,015,739
India — 17.1%
3M India	205	87,789
ABB India	11,767	1,036,434
Aditya Birla Capital *	253,389	610,977
Aditya Birla Sun Life Asset Management	48,900	460,406
Ajanta Pharma	3,444	125,424
Alembic Pharmaceuticals	4,381	58,656
Alkem Laboratories	35,003	2,402,033
Andhra Sugars	19,667	24,380
Angel One	19,348	698,385
Apar Industries	12,048	1,439,271
Arvind	222,899	979,842
AurionPro Solutions	15,988	312,455
Aurobindo Pharma	160,627	2,662,564
Authum Investment & Infrastucture *	919	18,037
Bajaj Consumer Care	35,953	97,727
Balmer Lawrie Investments, Cl A	28,911	28,646
Bharat Petroleum	823,452	3,037,551
Bombay Burmah Trading	2,461	80,887
Canara Bank	700,190	850,797
Central Depository Services India	92,792	1,700,654
CESC	662,003	1,479,992
Chennai Petroleum	96,342	729,914
Cipla	65,052	1,196,744
City Union Bank	53,326	111,045
CMS Info Systems	14,302	91,104
Coal India	2,162,701	11,600,637
Colgate-Palmolive India	52,517	1,910,062
Computer Age Management Services	5,022	264,588
Cummins India	6,702	278,000
DCM Shriram Industries	36,391	77,445
Dhampur Sugar Mills *	1,712	3,971
Dhunseri Ventures	7,867	41,691
Dr Reddy's Laboratories	52,805	798,717

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
India — (continued)
Elecon Engineering	119,386	$812,514
Emami	68,908	575,110
Firstsource Solutions	59,507	239,564
Force Motors	1,208	112,649
Foseco India	724	40,080
GAIL India	1,214,457	2,877,624
GE T&D India	3,780	79,556
Geojit Financial Services	98,218	147,695
GHCL	27,536	194,664
GlaxoSmithKline Pharmaceuticals	3,596	115,851
Glenmark Pharmaceuticals	159,327	3,205,651
Godawari Power and Ispat	243,715	564,738
Godfrey Phillips India	13,380	1,052,581
Gokul Agro Resources *	18,391	61,974
Granules India	66,377	448,671
Great Eastern Shipping	8,125	124,088
Gujarat Pipavav Port	84,571	197,700
HCL Technologies	887,102	18,562,275
Heritage Foods	35,623	222,042
Hindustan Aeronautics	169,377	8,523,375
Hindustan Petroleum	364,804	1,649,537
Housing & Urban Development	47,371	121,708
IFB Industries *	2,007	36,934
IIFL Securities	22,871	102,985
Indian Bank	70,281	494,683
Indian Metals & Ferro Alloys	11,326	90,938
Indian Oil	1,935,913	3,262,752
Indraprastha Medical	14,338	68,985
Indus Towers *	449,980	1,815,639
Infosys	354,377	7,393,950
Infosys ADR	273,645	5,721,917
Insecticides India	4,917	50,247
Intellect Design Arena	19,717	172,077
ITD Cementation India	38,041	254,393
J Kumar Infraprojects	46,392	437,274
Jagran Prakashan	140,311	149,188
Jindal Saw	220,262	825,780
Jubilant Pharmova, Cl A	9,849	141,636
Jyothy Labs	25,467	156,556
Karnataka Bank	615,152	1,581,830
Kaveri Seed	6,536	70,775
KDDL	1,543	47,538
Kewal Kiran Clothing	27,438	208,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
India — (continued)
Kfin Technologies	27,464	$325,822
Kirloskar Brothers	30,179	691,585
Kirloskar Industries	1,818	103,764
Kovai Medical Center and Hospital	462	29,952
KPIT Technologies	225,895	3,728,372
KSB	2,364	22,463
L&T Finance	61,902	107,225
LG Balakrishnan & Bros	26,722	417,254
LT Foods	12,353	57,105
Lupin	213,160	5,530,819
Mahanagar Gas	58,277	996,497
Maharashtra Seamless	6,425	47,706
MakeMyTrip *	3,603	365,669
Manappuram Finance	664,714	1,236,112
Mangalore Chemicals & Fertilizers	33,585	54,906
Muthoot Finance	41,870	958,643
Nalwa Sons Investments *	1,518	111,236
Natco Pharma	67,290	1,116,883
Nava	279,542	3,187,322
NCC	43,656	154,499
NCL Industries	21,099	51,552
Neuland Laboratories	864	149,926
NIIT Learning Systems	59,181	306,172
NRB Bearings	60,463	184,594
Nucleus Software Exports	2,078	29,308
Nuvama Wealth Management	1,768	146,478
Oberoi Realty	107,349	2,501,219
Oil & Natural Gas	1,389,036	4,380,639
Oil India	303,606	1,701,398
Oracle Financial Services Software	9,545	1,231,880
Orient Cement	26,145	107,670
Pennar Industries *	81,342	187,360
Petronet LNG	612,210	2,415,838
Pfizer	1,945	117,718
Piramal Pharma	97,001	308,754
Power Finance	710,220	3,815,477
Prakash Industries	148,690	293,526
Prakash Pipes	6,107	39,640
Prudent Corporate Advisory Services	4,609	170,270
PTC India	321,599	693,072
PTC India Financial Services *	137,078	70,453
Raymond	5,436	105,538
Raymond Lifestyle *	4,348	114,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
India — (continued)
REC	591,095	$3,649,522
Repco Home Finance	25,178	140,501
Sammaan Capital	118,520	202,361
Savita Oil Technologies	3,290	20,889
SEAMEC *	6,114	99,786
Seshasayee Paper & Boards	17,654	64,777
Shriram Finance	25,071	930,817
Siyaram Silk Mills	32,418	211,065
SMC Global Securities	21,140	35,280
Somany Ceramics	3,902	29,985
SP Apparels	13,232	143,160
Strides Pharma Science	32,732	604,493
Styrenix Performance Materials	1,353	40,120
Summit Securities *	806	25,681
Surya Roshni	29,584	237,432
Sutlej Textiles and Industries *	30,377	21,770
Symphony	18,232	336,713
Tamil Nadu Newsprint & Papers	24,007	50,708
Tamilnadu Petroproducts	129,554	131,445
Tata Consultancy Services	161,359	7,589,861
Time Technoplast	63,331	317,415
Tips Music	20,111	212,392
Torrent Pharmaceuticals	21,794	828,404
Torrent Power	8,816	190,716
Transport Corp of India	16,142	206,828
Trent	74,197	6,269,865
Triveni Turbine	159,087	1,304,296
United Spirits	14,668	252,397
UTI Asset Management	16,960	268,241
Vardhman Textiles	30,623	170,939
V-Mart Retail *	964	48,751
Voltamp Transformers	1,209	166,657
VST Tillers Tractors	65	3,449
Welspun Living	76,186	137,421
West Coast Paper Mills	42,557	286,913
Windlas Biotech	3,469	45,838
WNS Holdings *	40,606	1,948,682
Zensar Technologies	32,696	272,432
Zydus Lifesciences	65,132	773,634
		164,949,200
Indonesia — 1.5%
ABM Investama	68,965	17,488
Adaro Energy Indonesia	30,027,555	6,911,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
Indonesia — (continued)
Aneka Tambang	13,735,200	$1,396,392
Astra International	1,958,200	635,725
Bank CIMB Niaga	1,583,567	188,516
Bank OCBC Nisp	239,061	20,867
Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	25,147
Bukit Asam	6,058,175	1,141,110
Ciputra Development	3,892,300	332,294
Dharma Satya Nusantara	4,460,400	312,029
Gajah Tunggal	1,763,835	149,468
Indo Tambangraya Megah	229,588	366,799
Indofood Sukses Makmur	511,500	247,479
Japfa Comfeed Indonesia	688,949	80,321
Kawasan Industri Jababeka *	5,426,500	67,075
Mark Dynamics Indonesia	1,019,100	75,645
Media Nusantara Citra *	2,145,200	45,105
Panin Financial *	1,091,500	33,061
Perusahaan Gas Negara	5,744,806	572,102
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	93,446
Puradelta Lestari	3,587,100	37,660
Surya Semesta Internusa	1,459,300	113,557
Timah *	2,026,600	167,577
Trans Power Marine	1,206,533	56,070
Triputra Agro Persada	817,217	48,163
United Tractors	878,400	1,533,266
		14,667,612
Luxembourg — 0.2%
Ternium ADR	63,563	2,168,134

Malaysia — 1.7%
Ajinomoto Malaysia	7,500	25,110
AMMB Holdings	990,900	1,150,371
Axiata Group	193,900	99,709
Bursa Malaysia	72,500	149,386
Cahya Mata Sarawak	332,100	104,540
Carlsberg Brewery Malaysia	13,600	60,251
CIMB Group Holdings	1,447,100	2,624,069
Crescendo	88,200	23,390
Datasonic Group	425,700	37,250
Dayang Enterprise Holdings	271,500	131,620
Heineken Malaysia	17,000	88,125
Hong Leong Bank	319,200	1,489,168
Hong Leong Financial Group	48,000	203,923
Mah Sing Group	181,900	70,798

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
Malaysia — (continued)
Malakoff	182,000	$34,595
Malayan Banking	433,300	1,037,673
Malaysian Pacific Industries	5,000	29,399
Padini Holdings	133,600	106,783
PBS	195,300	8,251
Petronas Gas	53,600	211,202
RHB Bank	546,600	798,969
Sports Toto	109,140	37,739
Tenaga Nasional	1,834,500	5,868,824
Uchi Technologies	24,300	21,420
VS Industry	396,200	87,350
YTL	1,613,700	721,374
YTL Power International	1,169,800	814,829
		16,036,118
Mexico — 0.8%
Bolsa Mexicana de Valores	46,632	76,207
Coca-Cola Femsa ADR	11,108	926,074
Concentradora Fibra Danhos ‡	30,461	32,776
Controladora Vuela Cia de Aviacion ADR *	11,950	87,952
El Puerto de Liverpool	95,045	499,747
Fomento Economico Mexicano ADR	25,958	2,515,070
GCC	20,055	164,483
Genomma Lab Internacional, Cl B	141,783	189,899
Gruma, Cl B	15,779	271,270
Grupo Aeroportuario del Sureste, Cl B	6,054	161,468
Grupo Financiero Banorte, Cl O	143,313	1,000,208
Kimberly-Clark de Mexico, Cl A	682,096	982,775
Promotora y Operadora de Infraestructura	19,813	172,628
Regional	27,188	172,956
		7,253,513
Peru — 0.1%
Credicorp	4,549	837,607

Philippines — 0.0%
DigiPlus Interactive	246,500	85,510

Poland — 0.8%
Asseco Poland	529	11,867
Bank Handlowy w Warszawie	1,540	34,640
Bank Polska Kasa Opieki	16,384	573,215
Budimex	19	2,376
CD Projekt	11,800	475,095
Enea *	13,681	38,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
Poland — (continued)
Grenevia *	97,579	$45,904
Orange Polska	126,337	246,066
PGE Polska Grupa Energetyczna *	17,844	30,849
Powszechny Zaklad Ubezpieczen	621,531	6,163,849
Text	1,304	19,328
		7,641,264
Qatar — 0.3%
Barwa Real Estate	389,644	305,308
Dukhan Bank	297,424	301,185
Gulf International Services QSC	36,675	31,921
Qatar International Islamic Bank QSC	26,779	77,094
Qatar National Bank QPSC	430,192	2,047,525
Salam International Investment QSC	579,555	110,987
Vodafone Qatar QSC	123,111	62,891
		2,936,911
Russia — 0.0%
Novolipetsk Steel PJSC GDR (A)	189,918	—
Sberbank of Russia PJSC ADR (A)	1,789,982	—
		—
Saudi Arabia — 3.3%
Al Babtain Power & Telecommunication	72,121	857,291
Alinma Hospitality REIT Fund ‡	9,376	21,475
Almunajem Foods	7,595	235,107
Alwasail Industrial	19,940	14,509
Arab National Bank	583,713	2,935,636
Arabian Cement	41,762	279,839
Arabian Centres	111,566	610,667
Astra Industrial Group	15,882	752,694
Banque Saudi Fransi	257,920	2,135,770
BinDawood Holding	132,332	250,286
Derayah REIT ‡	22,481	37,379
Electrical Industries	1,274,456	2,706,198
Elm	29,641	8,051,759
Etihad Etisalat	216,912	2,986,566
Halwani Brothers *	20,888	340,080
Leejam Sports JSC	574	29,000
Middle East Specialized Cables *	64,677	675,770
Mohammed Hadi Al Rasheed and Partners	1,191	24,920
Retal Urban Development, Cl A	95,901	369,801
Riyadh Cement	72,872	546,433
Saudi Arabian Cooperative Insurance *	41,367	170,663
Saudi Electricity	694,543	3,026,107

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
Saudi Arabia — (continued)
Saudi Marketing *	59,869	$354,524
Saudi Telecom	369,949	4,152,030
Sumou Real Estate	5,889	62,454
Tabuk Cement	21,595	70,968
Theeb Rent A Car	13,235	273,813
Zamil Industrial Investment *	18,504	136,584
		32,108,323
South Africa — 1.9%
AVI	46,115	289,173
Bid	15,758	371,529
Capitec Bank Holdings	7,719	1,394,444
DataTec	12,329	28,199
Discovery	85,902	880,878
FirstRand	853,695	3,750,876
Foschini Group	42,174	367,055
Hudaco Industries	688	7,832
Investec	266,871	2,084,344
Kumba Iron Ore	50,076	948,322
Lewis Group	12,767	51,705
Life Healthcare Group Holdings	162,459	146,978
Mr Price Group	30,658	447,203
Murray & Roberts Holdings *	58,238	7,334
Nedbank Group	84,194	1,427,043
Old Mutual	2,280,965	1,574,550
Omnia Holdings	10,425	39,780
OUTsurance Group	538,880	1,835,493
Raubex Group	22,525	61,247
Remgro	22,119	192,697
Sappi	38,337	103,142
Standard Bank Group	134,422	1,850,659
Sun International	12,493	32,212
		17,892,695
South Korea — 8.7%
Ace Bed	567	11,292
Ahnlab	7,852	337,026
Baiksan	2,841	26,915
BNK Financial Group	95,862	653,687
Cheil Worldwide	30,425	405,765
CJ	21,271	1,576,950
Coupang, Cl A *	1,284	33,114
Creas F&C	168	796
Daewon San Up	781	3,361

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Daishin Securities	203	$2,524
DB HiTek	689	19,176
DB Insurance	13,163	1,037,496
DGB Financial Group	12,531	73,940
DMS	9,421	37,425
Dongwon F&B	3,100	71,096
DoubleUGames	7,405	284,718
DRB Holding	528	1,757
Eugene Technology	5,532	147,732
Hana Financial Group	253,149	10,921,987
Handsome	2,901	32,630
Hankook Tire & Technology	6,567	167,252
Hansol Technics	15,410	48,429
Hanwha	72,885	1,473,781
Hanwha General Insurance	20,674	71,450
Hanwha Life Insurance	137,009	292,317
Hyundai Glovis	17,427	1,533,267
Hyundai Marine & Fire Insurance	26,975	591,878
HyVision System	4,680	58,147
JB Financial Group	51,783	671,786
KB Financial Group	120,973	7,871,569
Kolon	4,499	46,966
Korea Cast Iron Pipe Industries	6,835	31,562
Korea Economic Broadcasting	15,443	59,733
Korean Reinsurance	11,443	78,032
Krafton *	6,741	1,611,571
KT	200,537	6,394,148
Kyung Dong Navien	1,527	95,612
LEADCORP	6,795	21,134
LG Electronics	124,032	7,987,434
LG Uplus	279,889	2,028,564
LX Hausys	9,289	265,593
Multicampus	1,070	22,867
NAVER	28,445	3,479,443
NH Investment & Securities	108,215	1,042,047
NHN	36,564	444,683
PHA	2,685	19,137
Rayence	15,821	80,149
Sajodaerim	1,806	57,122
Samsung Card	1,220	35,547
Samsung Electronics	269,714	11,452,323
Samsung Securities	7,792	257,131
Saramin	6,553	75,782

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
SAVEZONE I&C CORP	11,048	$17,159
Sebang	6,363	54,927
SGC E&C	939	10,343
Shinhan Financial Group	165,132	6,151,200
SJG Sejong	26,717	85,667
SK Telecom	143,766	5,900,054
SOOP	8,459	585,992
Suprema *	2,025	37,230
Tongyang Life Insurance	17,467	77,091
Uju Electronics	2,037	21,398
WiSoL	13,595	60,073
Woongjin Thinkbig *	18,433	23,292
Woori Financial Group	592,468	6,595,954
Youngone	4,022	122,639
		83,788,862
Taiwan — 22.3%
Anpec Electronics	107,000	611,296
Arcadyan Technology	187,000	909,678
ASE Technology Holding	175,000	825,265
ASE Technology Holding ADR	28,746	274,812
Asia Optical	326,000	1,021,225
ASPEED Technology	2,000	253,614
Asustek Computer	565,000	9,976,719
Axiomtek	123,124	376,405
Bizlink Holding	56,000	807,269
Brillian Network & Automation Integrated System	47,000	365,419
Cathay Financial Holding	1,958,000	4,135,190
Chicony Electronics	160,000	806,895
ChipMOS Technologies	316,000	347,359
ChipMOS Technologies ADR	1,115	24,184
Compal Electronics	2,778,000	3,049,544
Darfon Electronics	38,000	56,974
DFI	30,000	79,512
Elan Microelectronics	99,000	444,793
Elitegroup Computer Systems	160,000	120,021
Emerging Display Technologies	167,000	130,584
Ennoconn	78,000	699,804
Eva Airways	1,205,000	1,391,657
Evergreen Marine Taiwan	1,589,200	10,069,349
Everlight Electronics	197,000	511,838
Farglory Land Development	31,000	64,821
First Insurance	46,000	32,502
Fitipower Integrated Technology	97,450	742,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
FocalTech Systems	216,000	$560,091
Foxsemicon Integrated Technology	53,400	561,103
Fubon Financial Holding	847,000	2,366,060
Gemtek Technology	90,000	98,209
General Plastic Industrial	30,000	33,612
Genius Electronic Optical	54,000	744,208
Getac Holdings	115,000	394,603
Global Mixed Mode Technology	79,000	549,441
Great Giant Fibre Garment	3,953	30,722
Hannstar Board	258,520	444,536
Hon Hai Precision Industry	2,400,648	15,387,491
International Games System	290,000	9,150,156
Johnson Health Tech	24,000	111,463
Keystone Microtech	4,000	40,752
Kindom Development	95,000	133,336
Macroblock	200,000	483,100
MediaTek	425,000	16,544,484
MPI	29,000	714,263
Nien Made Enterprise	21,000	312,926
Niko Semiconductor	79,800	111,915
Novatek Microelectronics	381,000	5,886,961
Parade Technologies	37,000	805,481
Pegatron	652,423	1,978,256
Phison Electronics	47,000	674,516
Pixart Imaging	114,000	849,576
Pou Chen	1,860,000	2,174,652
Powertech Technology	317,000	1,234,369
Primax Electronics	109,000	272,056
Radiant Opto-Electronics	266,000	1,731,380
Raydium Semiconductor	138,000	1,447,260
Realtek Semiconductor	686,000	10,065,316
Senao International	38,000	41,393
Silicon Motion Technology ADR	11,339	610,152
Simplo Technology	10,000	105,416
Sitronix Technology	31,000	212,383
Solteam	34,000	55,301
Star Comgistic Capital	147,723	156,255
Sunplus Innovation Technology	5,000	26,403
Sunplus Technology *	360,000	323,960
Sunrex Technology	40,000	68,984
Sunspring Metal	173,000	176,913
Syncmold Enterprise	20,000	62,322
Taiwan PCB Techvest	42,000	49,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Taiwan Semiconductor Manufacturing	2,966,000	$93,012,242
TCI	17,000	70,072
Topoint Technology	177,000	213,298
Ubright Optronics	7,000	14,294
Uni-President Enterprises	890,000	2,492,355
Ventec International Group	11,000	23,790
Wah Hong Industrial	35,000	46,619
Wan Hai Lines	173,000	458,020
Well Shin Technology	17,000	33,027
Wowprime	7,000	51,985
X-Legend Entertainment	10,200	32,246
Yang Ming Marine Transport	458,000	940,284
Youngtek Electronics	41,000	90,041
Yuanta Financial Holding	383,000	384,136
Zyxel Group	201,379	259,313
		214,031,320
Thailand — 2.2%
Asian Alliance International NVDR	252,100	50,318
Bangchak NVDR	447,700	453,699
Bangkok Bank NVDR	2,439,300	10,616,330
Charoen Pokphand Foods NVDR	1,290,600	949,919
Index Livingmall NVDR	529,700	274,146
Kasikornbank NVDR	1,098,903	4,762,861
Krung Thai Bank NVDR	3,557,100	2,160,485
MK Restaurants Group NVDR	74,600	60,794
Polyplex Thailand NVDR	9,500	3,743
PTT Exploration & Production NVDR	538,600	2,022,890
Regional Container Lines NVDR	335,100	256,781
		21,611,966
Türkiye — 0.1%
Agesa Hayat ve Emeklilik	57,926	176,751
Turk Telekomunikasyon *	519,418	716,248
Turk Tuborg Bira ve Malt Sanayii	15,156	60,642
		953,641
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank	914,008	2,221,701
Abu Dhabi Islamic Bank PJSC	312,193	1,070,098
Abu Dhabi National Hotels	525,948	83,194
ADNOC Drilling PJSC	780,970	1,077,992
ADNOC Logistics & Services	946,907	1,495,232
Aldar Properties PJSC	2,130,516	4,416,147
Dubai Islamic Bank PJSC	1,554,146	2,640,919

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
United Arab Emirates — (continued)
Emaar Development PJSC	59,463	$149,994
Emaar Properties PJSC	2,558,282	6,048,646
Emirates Integrated Telecommunications PJSC	50,223	102,140
Emirates NBD Bank PJSC	240,725	1,244,252
Emirates Telecommunications Group PJSC	73,604	355,202
First Abu Dhabi Bank PJSC	746,430	2,667,497
Salik PJSC	751,168	981,096
Sharjah Islamic Bank	55,933	34,984
Yalla Group ADR *	13,893	57,517
		24,646,611
United Kingdom — 0.0%
Thungela Resources	36,803	262,906

TOTAL COMMON STOCK
(Cost $762,703,745)		936,166,771

PREFERRED STOCK(B) — 2.0%

Brazil — 1.9%
Banco Bradesco	91,800	228,988
Cia de Ferro Ligas da Bahia FERBASA	15,532	20,258
Cia Energetica de Minas Gerais	1,573,833	3,090,004
Gerdau	1,079,294	3,409,142
Itausa	833,300	1,527,959
Marcopolo	174,600	257,027
Metalurgica Gerdau, Cl A	229,000	406,828
Noxville Investimentos * (A)	455	—
Petroleo Brasileiro	1,556,894	9,652,317
		18,592,523
South Korea — 0.1%
CJ	9,029	526,101

TOTAL PREFERRED STOCK
(Cost $14,316,415)		19,118,624

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

MUTUAL FUND — 1.0%

	Shares	Value
United States — 1.0%
iShares MSCI Emerging Markets ETF	216,504	$9,623,603

TOTAL MUTUAL FUND
(Cost $9,309,204)		9,623,603

WARRANT — 0.0%

	Number of Warrants
Thailand — 0.0%
Successmore Being PCL, Expires 05/28/25 *	400	22

TOTAL WARRANT
(Cost $—)		22

SHORT-TERM INVESTMENT — 0.9%

	Shares
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 4.680% (C)
(Cost $8,265,025)	8,265,025	8,265,025

TOTAL INVESTMENTS— 101.2%
(Cost $794,594,389)		$973,174,045

Percentages are based on Net Assets of $961,602,849.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

(C)	The rate shown is the 7 day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

JSC — Joint Stock Company

NVDR — Non-Voting Depositary Receipt

PCL — Publicly Limited Company

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

The summary of input levels used to value the Portfolio’s net assets as of October 31, 2024 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$32,159,965	$—	$—	^	$32,159,965
Chile	659,162	—	—		659,162
China	15,329,740	155,679,040	—		171,008,780
Czechia	—	504,527	—		504,527
Greece	—	1,801,927	—		1,801,927
Hong Kong	646,695	103,497,783	—		104,144,478
Hungary	—	14,015,739	—		14,015,739
India	8,150,573	156,798,627	—		164,949,200
Indonesia	815,757	13,851,855	—		14,667,612
Luxembourg	2,168,134	—	—		2,168,134
Malaysia	284,830	15,751,288	—		16,036,118
Mexico	7,253,513	—	—		7,253,513
Peru	837,607	—	—		837,607
Philippines	—	85,510	—		85,510
Poland	38,075	7,603,189	—		7,641,264
Qatar	62,891	2,874,020	—		2,936,911
Russia	—	—	—	^	—	^
Saudi Arabia	628,337	31,479,986	—		32,108,323
South Africa	2,416,397	15,476,298	—		17,892,695
South Korea	43,457	83,745,405	—		83,788,862
Taiwan	909,148	213,122,172	—		214,031,320
Thailand	60,794	21,551,172	—		21,611,966
Türkiye	60,642	892,999	—		953,641
United Arab Emirates	2,816,075	21,830,536	—		24,646,611
United Kingdom	262,906	—	—		262,906
Total Common Stock	75,604,698	860,562,073	—	^	936,166,771
Preferred Stock
Brazil	18,592,523	—	—	^	18,592,523
South Korea	—	526,101	—		526,101
Total Preferred Stock	18,592,523	526,101	—	^	19,118,624
Mutual Fund
United States	9,623,603	—	—		9,623,603
Total Mutual Fund	9,623,603	—	—		9,623,603
Warrant
Thailand	22	—	—		22
Total Warrant	22	—	—		22
Short-Term Investment	—	8,265,025	—		8,265,025
Total Investments in Securities	$103,820,846	$869,353,199	$—		$973,174,045

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Value (Cost $794,594,389)	$973,174,045
Receivable for Investment Securities Sold	3,676,992
Dividends and Interest Receivable	1,784,258
Receivable for Capital Shares Sold	1,233,449
Reclaim Receivable	27,205
Prepaid Expenses	37,518
Total Assets	979,933,467
Liabilities
Foreign Currency, at Value (Cost $2,287,099)	2,304,065
Accrued Foreign Capital Gains Tax on Appreciated Securities	7,284,343
Payable for Investment Securities Purchased	7,100,055
Payable to Adviser	753,035
Payable for Capital Shares Redeemed	420,460
Shareholder Servicing Fees Payable - Investor Class	84,875
Payable to Administrator	58,916
Unrealized Loss on Spot Contracts	8,892
Payable to Trustees	5,665
Chief Compliance Officer Fees Payable	5,540
Accrued Expenses	304,772
Total Liabilities	18,330,618
Commitments and Contingencies†
Net Assets	$961,602,849
Net Assets Consist of:
Paid-in Capital	$778,826,510
Total Distributable Earnings	182,776,339
Net Assets	$961,602,849

Investor Class Shares:
Net Assets	$316,754,667
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	13,421,018
Net Asset Value, Redemption and Offering Price Per Share *	$23.60
I Class Shares:
Net Assets	$640,486,226
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	27,139,616
Net Asset Value, Redemption and Offering Price Per Share *	$23.60
Y Class Shares:
Net Assets	$4,361,956
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	185,375
Net Asset Value, Redemption and Offering Price Per Share *	$23.53

†	See Note 5 in the Notes to Financial Statements.
*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE YEAR ENDED OCTOBER 31, 2024

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$32,012,744
Less: Foreign Taxes Withheld	(3,844,783)
Total Investment Income	28,167,961
Expenses:
Investment Advisory Fees	6,532,343
Shareholder Servicing Fees - Investor Class	682,519
Shareholder Servicing Fees - Y Class	3,958
Administration Fees	602,470
Trustees' Fees	23,192
Chief Compliance Officer Fees	8,615
Custodian Fees	725,388
Transfer Agent Fees	168,157
Filing and Registration Fees	64,131
Audit Fees	48,065
Legal Fees	47,917
Printing Fees	33,473
Interest Expense	23,919
Other Expenses	92,002
Total Expenses	9,056,149
Less:
Investment Advisory Fee Waiver	(233,104)
Fees Paid Indirectly (Note 4)	(33,168)
Net Expenses	8,789,877
Net Investment Income	19,378,084
Net Realized Gain (Loss) on:
Investments	25,514,912
Foreign Capital Gains Tax	(2,694,864)
Foreign Currency Transactions	(1,055,057)
Net Realized Gain	21,764,991
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	139,143,801
Foreign Capital Gains Tax on Appreciated Securities	(3,889,264)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(68,659)
Net Change in Unrealized Appreciation	135,185,878
Net Realized and Unrealized Gain	156,950,869
Net Increase in Net Assets Resulting from Operations	$176,328,953

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$19,378,084	$24,105,922
Net Realized Gain (Loss)	21,764,991	(19,659,851)
Net Change in Unrealized Appreciation (Depreciation)	135,185,878	134,914,670
Net Increase in Net Assets Resulting from Operations	176,328,953	139,360,741

Distributions:
Investor Class Shares	(11,728,043)	(22,785,848)
I Class Shares	(13,400,475)	(21,338,558)
Y Class Shares	(134,613)	(440,711)
Total Distributions	(25,263,131)	(44,565,117)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	22,684,645	14,428,787
Reinvestment of Distributions	11,521,471	22,252,987
Redemption Fees — (See Note 2)	3,294	3,261
Redeemed	(66,224,776)	(126,089,006)
Decrease in Net Assets derived from Investor Class Transactions	(32,015,366)	(89,403,971)
I Class Shares:
Issued	332,928,696	76,035,895
Reinvestment of Distributions	11,667,736	18,279,007
Redemption Fees — (See Note 2)	2,401	2,545
Redeemed	(88,454,072)	(96,712,771)
Increase (Decrease) in Net Assets derived from I Class Transactions	256,144,761	(2,395,324)
Y Class Shares:
Issued	645,883	67,027
Reinvestment of Distributions	127,112	407,053
Redeemed	(348,733)	(4,049,086)
Increase (Decrease) in Net Assets derived from Y Class Transactions	424,262	(3,575,006)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	224,553,657	(95,374,301)
Total Increase (Decrease) in Net Assets	375,619,479	(578,677)
Net Assets:
Beginning of Year	585,983,370	586,562,047
End of Year	$961,602,849	$585,983,370

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Years Ended October 31,
Investor Class Shares	2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year	$19.02		$16.37	$23.93	$19.65	$19.41
Income from Operations:
Net Investment Income*	0.56		0.70	0.96	0.47	0.29
Net Realized and Unrealized Gain (Loss)	4.81		3.21	(7.78)	4.10	0.32
Total from Operations	5.37		3.91	(6.82)	4.57	0.61
Redemption Fees*	0.00	^	0.00 ^	0.00 ^	—	0.00 ^
Dividends and Distributions from:
Net Investment Income	(0.79)		(1.07)	(0.70)	(0.29)	(0.37)
Net Realized Gains	—		(0.19)	(0.04)	—	—
Total Dividends and Distributions	(0.79)		(1.26)	(0.74)	(0.29)	(0.37)
Net Asset Value, End of Year	$23.60		$19.02	$16.37	$23.93	$19.65
Total Return †	28.86%		24.62%	(29.43)%	23.35%	3.04%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$316,755		$283,457	$322,684	$580,640	$674,360
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.34	%(2)	1.46%	1.49%	1.43%	1.40%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.38	%(2)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.56%		3.69%	4.52%	1.97%	1.56%
Portfolio Turnover Rate	60%		68%	66%	70%	55%

*	Per share data calculated using average shares method.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.33% for 2024 and the same as the ratio reported for the prior years.

(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its advisory fee not exceeding 1.10% of the Fund’s average daily net assets (Note 5).

N/A Not applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Years Ended October 31,
I Class Shares	2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year	$19.02		$16.39	$23.97	$19.67	$19.43
Income from Operations:
Net Investment Income*	0.61		0.75	1.00	0.53	0.29
Net Realized and Unrealized Gain (Loss)	4.81		3.20	(7.77)	4.09	0.35
Total from Operations	5.42		3.95	(6.77)	4.62	0.64
Redemption Fees*	0.00	^	0.00 ^	0.00 ^	—	0.00 ^
Dividends and Distributions from:
Net Investment Income	(0.84)		(1.13)	(0.77)	(0.32)	(0.40)
Net Realized Gains	—		(0.19)	(0.04)	—	—
Total Dividends and Distributions	(0.84)		(1.32)	(0.81)	(0.32)	(0.40)
Net Asset Value, End of Year	$23.60		$19.02	$16.39	$23.97	$19.67
Total Return †	29.15%		24.87%	(29.26)%	23.61%	3.20%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$640,486		$299,395	$258,008	$396,786	$330,942
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.12	%(2)	1.24%	1.27%	1.22%	1.24%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.15	%(2)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.75%		3.95%	4.70%	2.21%	1.53%
Portfolio Turnover Rate	60%		68%	66%	70%	55%

*	Per share data calculated using average shares method.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.11% for 2024 and the same as the ratio reported for the prior years.

(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its advisory fee not exceeding 1.10% of the Fund’s average daily net assets (Note 5).

N/A Not applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Years Ended October 31,
Y Class Shares	2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year	$18.97		$16.35	$23.92	$19.63	$19.40
Income from Operations:
Net Investment Income*	0.62		0.74	0.99	0.50	0.25
Net Realized and Unrealized Gain (Loss)	4.77		3.19	(7.76)	4.11	0.38
Total from Operations	5.39		3.93	(6.77)	4.61	0.63
Redemption Fees*	—		—	—	—	0.00^
Dividends and Distributions from:
Net Investment Income	(0.83)		(1.12)	(0.76)	(0.32)	(0.40)
Net Realized Gains	—		(0.19)	(0.04)	—	—
Total Dividends and Distributions	(0.83)		(1.31)	(0.80)	(0.32)	(0.40)
Net Asset Value, End of Year	$23.53		$18.97	$16.35	$23.92	$19.63
Total Return †	29.05%		24.80%	(29.31)%	23.61%	3.15%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$4,362		$3,131	$5,870	$6,982	$8,334
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.22	%(2)	1.29%	1.32%	1.24%	1.24%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.25	%(2)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.81%		3.95%	4.71%	2.10%	1.34%
Portfolio Turnover Rate	60%		68%	66%	70%	55%

*	Per share data calculated using average shares method.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.21% for 2024 and the same as the ratio reported for the prior years.

(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its advisory fee not exceeding 1.10% of the Fund’s average daily net assets (Note 5).

N/A Not applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 26 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Portfolio. The Portfolio is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Acadian Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser” of the Portfolio) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of October 31, 2024, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $861,088,174 or 90% of Net Assets.

The Portfolio uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For details of the investment classification, refer to the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2024, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2024, the Portfolio did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

Foreign Taxes — The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid- in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the year ended October 31, 2024, the Portfolio paid $602,470 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares up to 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the  accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the year ended October 31, 2024, the Portfolio earned cash management credits of $33,168, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5.	Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.90% of the Portfolio’s average daily net assets.

The Adviser, as of January 1, 2024, has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (but excluding any class specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Fund’s business (including litigation expenses)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. In addition, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2025. This agreement terminates automatically upon the termination of the advisory agreement. The amount subject to recapture by the Adviser is $233,104 expiring in 2027.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

6.	Investment Transactions:

For the year ended October 31, 2024, the Portfolio made purchases of $651,484,624 and sales of $437,544,915 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Share Transactions:

	Year Ended October 31, 2024	Year Ended October 31, 2023
Investor Class Shares:
Issued	1,037,194	764,689
Reinvestment of Distributions	560,656	1,263,009
Redeemed	(3,080,987)	(6,831,732)
Net Decrease in Shares Outstanding from Investor Class Share Transactions	(1,483,137)	(4,804,034)
I Class Shares:
Issued	14,837,634	4,078,460
Reinvestment of Distributions	568,880	1,039,191
Redeemed	(4,010,141)	(5,114,817)
Net Increase in Shares Outstanding from I Class Share Transactions	11,396,373	2,834
Y Class Shares:
Issued	29,506	3,587
Reinvestment of Distributions	6,210	23,190
Redeemed	(15,369)	(220,659)
Net Increase (Decrease) in Shares Outstanding from Y Class Share Transactions	20,347	(193,882)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	9,933,583	(4,995,082)

8.	Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $50 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire July 28, 2025. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the year ended October 31, 2024, the Portfolio had average borrowings of $1,607,984 and a maximum amount borrowed of $8,130,000 over a period of 63 days at a weighted average interest rate of 8.50%. Interest accrued on the borrowings during the period was $23,919. As of October 31, 2024, the Portfolio did not have any borrowings outstanding.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

9.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2024.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2024	$25,263,131	$—	$25,263,131
2023	37,952,435	6,612,682	44,565,117

As of October 31, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$28,590,221
Undistributed Long-Term Capital Gains	5,515,509
Net Unrealized Appreciation	148,670,612
Other Temporary Differences	(3)
Total Distributable Earnings	$182,776,339

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the fiscal year ended October 31, 2024, the Portfolio utilized short-term and long-term capital loss carryforwards to offset capital gains of $10,139,546 and $6,642,474, respectively.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2024, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$817,139,290	$185,494,937	$(36,824,325)	$148,670,612

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable.

10.	Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Portfolio. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks and including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Portfolio. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the Fund’s current prospectus for a discussion of the risks associated with investing in the Fund.

11.	Concentration of Shareholders:

As of October 31, 2024, 84% of the Portfolio’s Investor Class Shares outstanding were held by two record shareholders, 70% of the Portfolio’s I Class Shares were held by four record shareholders, and 93% of the Portfolio’s Y Class Shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

12.	Indemnifications:

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

13.	Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the year and as of October 31, 2024, there were no securities on loan for the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

14.	New Accounting Pronouncement:

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

15.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Portfolio
and Shareholders of Acadian Emerging Markets Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Acadian Emerging Markets Portfolio (the “Fund”), a series of The Advisors’ Inner Circle Fund as of October 31, 2024, the related statement of operations for the year ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended October 31, 2022, and prior, were audited by other auditors whose report dated December 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

We have served as the Fund’s auditor since 2023.

Philadelphia, Pennsylvania

December 23, 2024

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2024

NOTICE TO SHAREHOLDERS (Unaudited)

Return Of Capital	Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit(6)
0.00%	0.00%	100.00%	100.00%	0.12%	88.81%	0.00%	0.00%	0.00%	20.56%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Portfolio to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2024, amounting to $6,537,035 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2024, which shareholders of this Portfolio will receive in late January, 2025. In addition, for the fiscal year ended October 31, 2024, gross foreign source income amounted to $25,345,845 for the Portfolio.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (FORM N-CSR ITEM 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 20–21, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and information about its financial condition, capitalization, profitability or financial viability to advise the Fund; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the  Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-2300

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b)      Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors' Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025